KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2019

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 145.8%
Equity Investments(1) — 143.4%
United States — 117.5%
Midstream Companies(2) — 77.2%
Antero Midstream Corporation	1,021	$7,261
EnLink Midstream, LLC	2,656	21,089
EnLink Midstream Partners, LP, — Series C Preferred Units(3)	8,655	6,534
Equitrans Midstream Corporation	250	3,373
GasLog Partners LP(4)	1,289	24,421
Golar LNG Partners LP(4)	697	6,841
Höegh LNG Partners LP(4)	1,062	15,530
Kinder Morgan, Inc.	2,369	48,019
KNOT Offshore Partners LP(4)	1,709	31,743
ONEOK, Inc.(5)	1,118	79,661
Plains GP Holdings, L.P.(4)(6)	2,205	48,341
Plains GP Holdings, L.P. — Plains AAP, L.P.(4)(6)(7)(8)	690	15,115
Rattler Midstream LP(4)(9)	343	6,275
Tallgrass Energy, LP(4)(10)	1,050	20,564
Targa Resources Corp.	1,053	38,043
The Williams Companies, Inc.	3,122	73,686

		446,496

Midstream MLPs(2)(11) — 36.0%
BP Midstream Partners LP	342	5,079
Cheniere Energy Partners, L.P.	178	7,780
Crestwood Equity Partners LP	243	8,881
DCP Midstream, LP	451	10,975
Energy Transfer LP	2,588	35,223
Enterprise Products Partners L.P.	1,532	43,690
EQM Midstream Partners, LP — Convertible Preferred Units(7)(12)(13)	205	8,885
Global Partners LP	450	8,472
Hess Midstream Partners LP	50	949
Magellan Midstream Partners, L.P.	354	23,611
MPLX LP	625	17,444
Phillips 66 Partners LP	263	14,471
Shell Midstream Partners, L.P.	519	9,974
TC PipeLines, LP	21	830
Western Midstream Partners, LP	511	11,767

		208,031

Other Energy Companies — 4.3%
Atlantica Yield plc	483	11,484
Phillips 66	30	2,939
Sempra Energy	35	4,957
Viper Energy Partners LP	198	5,727

		25,107

Total United States (Cost — $691,804)		679,634

See accompanying notes to financial statements.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2019

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description				No. of Shares/Units	Value
Canada — 25.9%
Midstream Companies(2) — 22.6%
Enbridge Inc.				1,020	$34,120
Keyera Corp.				397	9,569
Pembina Pipeline Corporation				1,172	42,985
TC Energy Corporation(5)				863	44,200

					130,874

Other Energy Company — 3.3%
Brookfield Renewable Partners L.P.				420	15,726
Jupiter Resources Inc.(7)(12)(14)				1,229	3,379

					19,105

Total Canada (Cost — $144,628)					149,979

Total Equity Investments (Cost — $836,432)					829,613

		Interest Rate	Maturity Date	Principal Amount
Debt Instruments — 2.4%
United States — 2.4%
Upstream —1.4%
Ascent Resources Utica Holdings, LLC(7)		10.000%	4/1/22	$3,600	3,645
Ascent Resources Utica Holdings, LLC(7)		7.000	11/1/26	5,000	4,180

					7,825

Midstream Company(2) — 1.0%
Antero Midstream Corporation(7)		5.750	3/1/27	500	460
Antero Midstream Corporation(7)		5.750	1/15/28	3,920	3,577
Epic Crude Services, LP(7)		(15)	2/21/26	2,000	1,935

					5,972

Total Debt Investments (Cost — $13,439)					13,797

Total Long-Term Investments (Cost — $849,871)					843,410

				No. of Shares/Units
Short-Term Investment — Money Market Fund — 1.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund — Capital Shares, 1.95%(16) (Cost — $9,687)				9,687	9,687

Total Investments — 147.5% (Cost — $859,558)					853,097

	Strike Price	Expiration Date	No. of Contracts	Notional Amount(17)
Liabilities
Call Option Contracts Written(14)
United States
Midstream Company
ONEOK, Inc. (Premiums Received — $43)	$72.50	9/20/19	500	$3,564	(42)

See accompanying notes to financial statements.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2019

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	Strike Price	Expiration Date	No. of Contracts	Notional Amount(19)	Value
Canada
Midstream Company
TC Energy Corporation (Premiums Received — $53)	$50.00	9/20/19	750	$3,843	$(135)

Total Call Option Contracts Written (Premiums Received — $96)					(177)

Debt					(200,923)
Mandatory Redeemable Preferred Stock at Liquidation Value					(75,000)
Other Assets in Excess of Other Liabilities					1,494

Net Assets Applicable to Common Stockholders					$578,491

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Refer to the “Glossary of Key Terms” for the definitions of Midstream Companies and Midstream MLPs.

(3)

Series C Preferred Units are cumulative redeemable perpetual units. Distributions on the Series C Preferred Units are payable at a rate of 6.0% per annum through December 15, 2022. On and after December 15, 2022, the rate will be based on three-month LIBOR, determined quarterly, plus 4.11%.

(4)	This company is structured like an MLP, but is not treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes.

(5)	Security or a portion thereof is segregated as collateral on option contracts written.

(6)	The Fund believes that it is an affiliate of Plains AAP, L.P. (“PAGP-AAP”) and Plains GP Holdings, L.P. (“PAGP”). See Note 5 — Agreements and Affiliations.

(7)

The Fund’s ability to sell this security is subject to certain legal or contractual restrictions. As of August 31, 2019, the aggregate value of restricted securities held by the Fund was $41,176 (4.8% of total assets), which included $28,912 of Level 2 securities and $12,264 of Level 3 securities. See Note 7 — Restricted Securities.

(8)

The Fund’s ownership of PAGP-AAP is exchangeable on a one-for-one basis into either PAGP shares or Plains All American Pipeline, L.P. (“PAA”) units at the Fund’s option. The Fund values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of August 31, 2019, the Fund’s PAGP-AAP investment is valued at PAGP’s closing price. See Notes 3 and 7 in Notes to Financial Statements.

(9)	Security is not currently paying cash distributions but is expected to pay cash distributions within the next 12 months.

(10)

On August 27, 2019, Tallgrass Energy, LP (“TGE”) announced that it received a non-binding proposal from Blackstone Infrastructure Partners (“Blackstone”) to acquire all of the outstanding Class A shares not already owned by Blackstone for $19.50 per share in cash. TGE has formed a conflicts committee to consider the proposal.

(11)

Unless otherwise noted, securities are treated as a publicly-traded partnership for RIC qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly-traded partnerships. The Fund had 24.3% of its total assets invested in publicly-traded partnerships at August 31, 2019. It is the Fund’s intention to be treated as a RIC for tax purposes.

(12)	Fair valued security. See Notes 2 and 3 in Notes to Financial Statements.

(13)	On April 10, 2019, the Fund purchased, in a private placement, Series A Convertible Preferred Units (“EQM Convertible Preferred Units”) from EQM Midstream Partners, LP (“EQM”). The EQM

See accompanying notes to financial statements.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2019

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Convertible Preferred Units are senior to the common units in terms of liquidation preference and priority of distributions and pay a quarterly distribution of $1.04 per unit (subject to an upward adjustment after five years). The EQM Convertible Preferred Units have a one-year lock-up through April 10, 2020. Holders of the EQM Convertible Preferred Units may convert on a one-for-one basis to EQM common units any time after April 10, 2021.

(14)	Security is non-income producing.

(15)	Floating rate first lien senior secured term loan. Security pays interest at a rate of LIBOR + 500 basis points with a 1.00% LIBOR floor (7.04% as of August 31, 2019).

(16)	The rate indicated is the yield as of August 31, 2019.

(17)

The notional amount of call option contracts written is the product of (a) the number of contracts written, (b) 100 (each contract entitles the option holder to 100 units/shares) and (c) the market price of the underlying security as of August 31, 2019.

See accompanying notes to financial statements.